Law Offices
Stradley, Ronon, Stevens & Young, LLP
1250 Connecticut Ave. NW, Suite 500
Washington, DC 20036
(202) 822-9611

 1933 Act Rule 485(a)(2)
1933 Act File No. 33-72416
1940 Act File No. 811-08200

October 13, 2010

VIA EDGAR SUBMISSION

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:	Bridgeway Funds, Inc.
File Nos. 033-72416 and 811-08200

Dear Sir or Madam:

Pursuant to Rule 485(a) under the Securities Act of 1933, as amended (“1933 Act”), submitted electronically for filing via EDGAR, enclosed please find Post-Effective Amendment No. 31 (the “Amendment”), to the Registration Statement on Form N-1A of Bridgeway Funds, Inc. (the “Company”).  This Amendment is being filed pursuant to Rule 485(a) to register the shares of the Bridgeway Omni Small-Cap Value Fund, a new series of the Company.

In connection with the filing of this Amendment, we acknowledge, on behalf of the Company that:

●	The Company is responsible for the adequacy and accuracy of the disclosure in the filing;

●
Staff comments or changes to disclosure in response to staff comments in the filing reviewed by the staff do not foreclose the U.S. Securities and Exchange Commission (the “Commission”) from taking any action with respect to the filing; and

●	The Company may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

U.S. Securities and Exchange Commission
October 13, 2010

The Company is requesting that the Amendment be effective within 75 days of filing pursuant to Rule 485(a)(2) under the 1933 Act.  Please direct any inquiries regarding this filing to my attention at (202) 419-8417.

Very truly yours,

/s/Prufesh R. Modhera
Prufesh R. Modhera, Esquire